Related Party Balance and Transactions	12 Months Ended
Sep. 30, 2025
Related Party Balance and Transactions [Abstract]
Related Party Balance and Transactions

(8) Related Party Balance and Transactions

We had no other related party transactions during the years ended September 30, 2025, 2024 and 2023.

As of September 30, 2025, 2024 and 2023, We had no outstanding balances.